Securities - Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	$ 541,297	$ 336,316
Gross Unrealized Gains	20,664	27,183
Gross Unrealized Losses	(2,087)	(35)
Fair Value	559,874	363,464
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	48,390	21,479
Gross Unrealized Gains	30	220
Gross Unrealized Losses	(530)	(6)
Fair Value	47,890	21,693
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	281,247	208,013
Gross Unrealized Gains	17,696	21,000
Gross Unrealized Losses	(107)	(1)
Fair Value	298,836	229,012
Mortgage-back Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	211,660	106,824
Gross Unrealized Gains	2,938	5,963
Gross Unrealized Losses	(1,450)	(28)
Fair Value	$ 213,148	$ 112,759